Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income	$ 3,926	¥ 25,424	¥ 20,107	¥ 63,656
Denominator:
Weighted average number of ordinary shares outstanding-basic	44,253,419	44,253,419	44,423,885	44,910,676
Dilutive effect of share options	1,290,520	1,290,520	966,924	917,246
Weighted average number of ordinary shares outstanding-diluted	45,543,939	45,543,939	45,390,809	45,827,922
Basic net income per share (in CNY per share) | (per share)	$ 0.09	¥ 0.57	¥ 0.45	¥ 1.42
Diluted net income per share (in CNY per share) | (per share)	$ 0.09	¥ 0.56	¥ 0.44	¥ 1.39
Potentially dilutive share options and restricted shares not included in the calculation of diluted net income per share	156,505	156,505	120,758	296,857
Ordinary shares issued to depository for issuance of ADS upon exercise of options	0	0	592,097	339,336